Advances from customers (Tables)	12 Months Ended
Jun. 30, 2023
Revenue from contracts with customers [Abstract]
Explanation of significant changes in contract assets and contract liabilities	Movement in the year

	2023	2022	2021

Balance as of the beginning of the year	320,560	509,403	218,699

Revenue recognized that was included in the contract liability balance at the beginning of the year	(320,560)	(509,403)	(218,699)
Increase in advances	427,463	301,963	390,809
Advances from acquired companies	61,115	18,597	118,594

Balance at the end of the year	488,578	320,560	509,403